Other Operating Income/(Loss), Net - Summary of Gain Loss on Sale of Business (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of other operating income [line items]
Gain on sale	₨ (81)	$ (1)	₨ 1,144	₨ 4,344
Hosted data center services business [member]
Disclosure of other operating income [line items]
Cash considerations				25,432
Less: Carrying amount of net assets disposed				(26,455)
Add: Reclassification of exchange difference on foreign currency translation				4,131
Gain on sale				3,108
Workday business [member]
Disclosure of other operating income [line items]
Cash considerations				6,645
Less: Carrying amount of net assets disposed				(5,475)
Add: Reclassification of exchange difference on foreign currency translation				79
Gain on sale				₨ 1,249